UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                    -----------

                     Spirit of America Investment Fund, Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                  ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5565
                                                           ---------------

                       Date of fiscal year end: October 31
                                               -----------

                     Date of reporting period: July 31, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES     MARKET VALUE**
                                                      ------     --------------
COMMON STOCKS - 98.94%
APARTMENTS (REITS) - 19.01%
Amli Residential Properties Trust                     127,000    $  4,100,830
Apartment Investment & Management Company             214,200       9,424,800
Associated Estates Realty Corporation                 422,500       4,119,375
Gables Residential Trust                              179,900       7,813,057
Mid-America Apartment Communities, Inc.               198,500       9,557,775
Post Properties, Inc.                                 138,300       5,519,553
United Dominion Realty Trust, Inc.                     67,000       1,705,150
                                                                 ------------
                                                                   42,240,540
                                                                 ------------
DIVERSIFIED (REITS) - 10.50%
BNP Residential Properties, Inc.                      130,900       2,055,130
Colonial Properties Trust                             151,923       7,204,189
Crescent Real Estate Equities Company                 336,500       6,568,480
Duke Realty Corporation                                 4,000         135,840
FrontLine Capital Group++*                                640               -
Hospitality Properties Trust                           54,400       2,415,360
Host Marriott Corporation                              58,000       1,081,700
Liberty Property Trust                                  9,500         426,360
PMC Commercial Trust                                    2,400          31,728
Trustreet Properties, Inc.                            194,500       3,411,530
                                                                 ------------
                                                                   23,330,317
                                                                 ------------
HEALTHCARE (REITS) - 12.58%
Five Star Quality Care, Inc. *                          1,353          11,149
Health Care Property Investors, Inc.                  196,000       5,460,560
Health Care REIT, Inc.                                160,100       6,259,910
Healthcare Realty Trust, Inc.                         107,500       4,392,450
National Health Investors, Inc.                        76,200       2,344,674
National Health Realty, Inc.                           53,600       1,018,936
Nationwide Health Properties, Inc.                    331,100       8,303,988
OMEGA Healthcare Investors, Inc.                        9,000         125,550
Senior Housing Properties Trust                         2,700          53,244
                                                                 ------------
                                                                   27,970,461
                                                                 ------------
INDUSTRIAL (REITS) - 4.93%
Bedford Property Investors, Inc.                       13,000         297,050
Brandywine Realty Trust                                16,000         518,400
First Industrial Realty Trust, Inc.                   245,651      10,140,473
                                                                 ------------
                                                                   10,955,923
                                                                 ------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+*                                     1,260               -
                                                                 ------------
                                                                            -
                                                                 ------------
NET LEASE (REITS) - 6.57%
Commercial Net Lease Realty                           320,216       6,644,482
Lexington Corporate Properties Trust                  331,900       7,958,962
                                                                 ------------
                                                                   14,603,444
                                                                 ------------

SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES     MARKET VALUE**
                                                      ------     --------------
OFFICE SPACE (REITS) - 13.98%
Arden Realty, Inc.                                    107,100    $  4,276,503
CRT Properties Inc                                     40,000       1,104,800
Equity Office Properties Trust                         17,000         602,650
Glenborough Realty Trust Incorporated                 197,100       4,131,216
Highwoods Properties, Inc.                            214,500       6,788,924
HRPT Properties Trust                                 734,100       9,462,549
Mack-Cali Realty Corporation                           63,100       3,023,121
Reckson Associates Realty Corporation                  47,800       1,678,736
                                                                 ------------
                                                                   31,068,499
                                                                 ------------
REGIONAL MALLS (REITS) - 14.76%
Glimcher Realty Trust                                 347,050      10,012,393
Macerich Company, The                                  82,200       5,772,084
Mills Corp., The                                       69,700       4,534,682
Pennsylvania Real Estate Investment Trust             243,694      11,919,074
Simon Property Group, Inc.                              6,000         478,440
Taubman Centers, Inc.                                   2,000          71,080
                                                                 ------------
                                                                   32,787,753
                                                                 ------------

SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES     MARKET VALUE**
                                                      ------     --------------
SHOPPING CENTERS (REITS) - 14.90%
BPP Liquidating Trust                                  11,000    $      1,210
Developers Diversified Realty Corporation             154,104       7,500,242
Equity One, Inc.                                      139,500       3,320,100
Federal Realty Investment Trust                        77,600       5,068,056
Heritage Property Investment Trust                     70,300       2,615,160
Kimco Realty Corporation                               12,000         787,920
Malan Realty Investors, Inc. *                          5,000          20,950
New Plan Excel Realty Trust                           261,910       7,171,096
Ramco-Gershenson Properties Trust                     198,800       5,924,240
Realty Income Corporation                              28,000         699,720
                                                                 ------------
                                                                   33,108,694
                                                                 ------------
STORAGE (REITS) - 1.71%
Shurgard Storage Centers, Inc., Cl. A                   4,000         187,600
Sovran Self Storage, Inc.                              74,800       3,613,587
                                                                 ------------
                                                                    3,801,187
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $135,391,654)                                              $219,866,818
                                                                 ------------

PREFERRED STOCKS - 0.08%
NET LEASE (REITS) - 0.08%
Commercial Net Lease Realty 9% Series A                 6,352         169,980
                                                                 ------------

TOTAL PREFERRED STOCKS
(Cost $152,677)                                                  $    169,980
                                                                 ------------

TOTAL INVESTMENTS - 99.02%
(Cost $135,544,331)                                              $220,036,798

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.98%                    2,128,794
                                                                 ------------

NET ASSETS - 100.00%                                             $222,165,592
                                                                 ============

*     Non-income producing security
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.
+     Company filed for Chapter 7 bankruptcy on August 14, 2001
++    Company filed for Chapter 11 bankruptcy on June 12, 2002

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES     MARKET VALUE**
                                                    ------     --------------
COMMON STOCKS - 99.09%
Apartments (REITS) - 1.04%
Apartment Investment & Management Company             9,800    $    431,200
                                                               ------------
                                                                    431,200
                                                               ------------
BANKS - 9.93%
Bank of America Corporation                          22,818         994,865
JPMorgan Chase & Co.                                 26,464         929,945
KeyCorp                                               7,600         260,224
U.S. Bancorp                                         35,000       1,052,100
Wells Fargo & Company                                14,600         895,564
                                                               ------------
                                                                  4,132,698
                                                               ------------
COMMUNICATIONS - 6.04%
Motorola, Inc.                                       67,000       1,419,060
Verizon Communications Inc.                          32,000       1,095,360
                                                               ------------
                                                                  2,514,420
                                                               ------------
COMPUTER INDUSTRY - 8.55%
Hewlett-Packard Company                              72,400       1,782,488
International Business Machines Corporation           9,000         751,140
Microsoft Corporation                                40,000       1,024,400
                                                               ------------
                                                                  3,558,028
                                                               ------------
CONSUMER PRODUCTS - 7.73%
Altria Group, Inc.                                   25,000       1,674,000
Avon Products, Inc.                                   9,800         320,558
Colgate-Palmolive Company                             7,600         402,344
Gillette Company, The                                 6,100         327,387
Maytag Corporation                                   22,100         372,827
Procter & Gamble Company, The                         2,200         122,386
                                                               ------------
                                                                  3,219,502
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES - 12.16%
American Express Company                             25,800       1,419,000
Capital One Financial Corporation                    12,000         990,000
Citigroup Inc.                                       35,200       1,531,200
MBNA Corporation                                     44,300       1,114,588
Piper Jaffray Companies, Inc. *                         208           7,157
                                                               ------------
                                                                  5,061,945
                                                               ------------
ENERGY - 4.92%
American Electric Power Company, Inc.                11,300         437,310
BP plc - ADR                                          6,500         428,220
Consolidated Edison, Inc.                            13,700         659,792
Duke Energy Corporation                               9,800         289,492
Schlumberger Limited                                  2,800         234,472
                                                               ------------
                                                                  2,049,286
                                                               ------------
FOOD & BEVERAGE - 4.79%
Cadbury Schweppes plc - ADR                           6,200         239,568
Coca-Cola Company, The                                9,900         433,224
General Mills, Inc.                                   6,100         289,140
H.J. Heinz Company                                    9,200         338,376
Kraft Foods, Inc.                                     1,300          39,715
Kroger Co., The *                                     8,800         174,680
PepsiCo, Inc.                                         3,600         196,308
Sara Lee Corporation                                 14,300         284,999
                                                               ------------
                                                                  1,996,010
                                                               ------------
HEALTHCARE (REITS) - 0.61%
National Health Investors, Inc.                       4,700         144,619
Nationwide Health Properties, Inc.                    4,400         110,352
                                                               ------------
                                                                    254,971
                                                               ------------
HOTELS - 1.01%
Four Seasons Hotels Inc.                              3,000         199,500
Starwood Hotels & Resorts Worldwide, Inc.             3,500         221,620
                                                               ------------
                                                                    421,120
                                                               ------------
INDUSTRIAL (REITS) - 0.68%
First Industrial Realty Trust, Inc.                   6,900         284,832
                                                               ------------
                                                                    284,832
                                                               ------------
INSURANCE - 4.39%
CIGNA Corporation                                    17,000       1,814,750
St. Paul Travelers Companies, Inc., The                 285          12,546
                                                               ------------
                                                                  1,827,296
                                                               ------------

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES     MARKET VALUE**
                                                    ------     --------------
MANUFACTURER - 4.30%
General Electric Company                             16,000    $    552,000
3M Co.                                               10,800         810,000
Tyco International Ltd.                              14,000         426,580
                                                               ------------
                                                                  1,788,580
                                                               ------------
NET LEASE (REITS) - 0.65%
Lexington Corporate Properties Trust                 11,300         270,974
                                                               ------------
                                                                    270,974
                                                               ------------
OFFICE SPACE (REITS) - 0.68%
Mack-Cali Realty Corporation                          5,900         282,669
                                                               ------------
                                                                    282,669
                                                               ------------
PHARMACEUTICALS - 17.70%
Abbott Laboratories                                  20,000         932,600
Bristol-Myers Squibb Company                         42,500       1,061,650
Eli Lilly and Company                                 8,400         473,088
Medco Health Solutions, Inc. *                       21,192       1,026,540
Merck and Co. Inc.                                   26,400         819,984
Pfizer Inc.                                          33,800         895,700
Schering-Plough Corporation                          16,000         333,120
Wyeth                                                39,900       1,825,425
                                                               ------------
                                                                  7,368,107
                                                               ------------
REGIONAL MALLS (REITS) - 0.51%
Glimcher Realty Trust                                 7,400         213,490
                                                               ------------
                                                                    213,490
                                                               ------------
RETAIL - 7.93%
J.C. Penney Company, Inc.                             8,000         449,120
Target Corporation                                   17,100       1,004,625
TJX Companies, Inc., The                             27,100         637,121
Walgreen Co.                                         12,000         574,320
Wal-Mart Stores, Inc.                                12,900         636,615
                                                               ------------
                                                                  3,301,801
                                                               ------------
SHOPPING CENTERS (REITS) - 2.40%
Commercial Net Lease Realty                          12,400         257,300
Federal Realty Investment Trust                       5,000         326,550
New Plan Excel Realty Trust                           9,900         271,062
Ramco-Gershenson Properties Trust                     2,500          74,500
Realty Income Corporation                             2,800          69,972
                                                               ------------
                                                                    999,384
                                                               ------------
TELECOMMUNICATION - 3.07%
Nokia Oyj - ADR                                      80,000       1,276,000
                                                               ------------
                                                                  1,276,000
                                                               ------------

TOTAL COMMON STOCKS
(Cost $35,473,198)                                             $ 41,252,313
                                                               ------------

TOTAL INVESTMENTS - 99.09%
(Cost $35,473,198)                                             $ 41,252,313

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.91%                    378,827
                                                               ------------

NET ASSETS - 100.00%                                           $ 41,631,140
                                                               ============

ADR - American Depository Receipt
 *    Non-income producing security
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date                       September 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date                       September 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Chodosh
                         -------------------------------------------------------
                           Alan Chodosh, Principal Financial Officer
                           (principal financial officer)

Date                       September 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.